SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Schedule of Accounts Receivable [Table Text Block]
	September 30,	March 31,
	2015	2015
Trade receivables	$675,043	$426,862
Less: Allowance for doubtful accounts	(10,889)	(10,889)
Net accounts receivable	$664,554	$416,373

	2015	2014
Trade receivables	$426,862	$176,404
Less: Allowance for doubtful accounts	(10,889)	(10,000)
Net accounts receivable	$416,373	$166,404

Schedule of Inventory, Current [Table Text Block]
	September 30,	March 31 ,
	2015	2015
Raw materials	$219,825	$145,329
Finished goods	37,603	48,026
Total inventory	$257,428	$193,355

	2015	2014
Raw materials	$145,329	$24,022
Finished goods	48,026	33,943
Total inventory	$193,355	$57,965

Straight-line Method of Depreciation [Table Text Block]
Equipment	5 years
Equipment under capital lease	3 years or term of the lease

Equipment	5 years
Equipment under capital lease	3 years or term of the lease